Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Reverse repurchase agreements
Total gross balance	[1]	¥ 31,757	¥ 32,312
Less: Amounts offset in the consolidated balance sheets	[2]	(17,622)	(19,117)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	14,135	13,195
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(12,245)	(11,445)
Cash collateral	[4]	(25)	(26)
Net amount		1,865	1,724
Securities borrowing transactions
Total gross balance	[1]	4,054	4,087
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	4,054	4,087
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(2,887)	(2,580)
Cash collateral	[4]
Net amount		1,167	1,507
Repurchase agreements
Total gross balance	[1],[5]	36,691	34,154
Less: Amounts offset in the consolidated balance sheets	[2]	(17,622)	(19,117)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	19,069	15,037
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(9,620)	(10,443)
Cash collateral	[4]	1
Net amount		9,450	4,594
Securities lending transactions
Total gross balance	[1],[5]	1,444	1,512
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	1,444	1,512
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(1,244)	(1,198)
Cash collateral	[4]
Net amount		¥ 200	¥ 314

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \749 billion and \3,575 billion, respectively. As of March 31, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,398 billion and \209 billion, respectively. As of September 30, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \566 billion and \8,194 billion, respectively. As of September 30, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,036 billion and \171 billion, respectively.
[2]	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements-Securities purchased under agreements to resell and Collateralized agreements-Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
[4]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[5]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.